Fees Summary	Nov. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 103,326,850
Previously Paid Amount	0.00
Total Fee Amount	14,269.44
Total Offset Amount	0.00
Net Fee	14,269.44
Narrative - Max Aggregate Offering Price	$ 103,326,850
Final Prospectus	true